Net revenue (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Net revenue	R$ 70,717	R$ 77,411	R$ 70,569
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Net revenue	42,789	44,300	40,216
Country of domicile [member]
IfrsStatementLineItems [Line Items]
Net revenue	42,789	44,300	40,216
Country Of United States Of America [Member]
IfrsStatementLineItems [Line Items]
Net revenue	10,848	13,235	12,429
Country Of Americas [Member]
IfrsStatementLineItems [Line Items]
Net revenue	7,892	8,655	7,821
Country Of Europe [Member]
IfrsStatementLineItems [Line Items]
Net revenue	6,481	7,121	6,718
Country Of Asia [Member]
IfrsStatementLineItems [Line Items]
Net revenue	2,142	2,692	3,198
Others [Member]
IfrsStatementLineItems [Line Items]
Net revenue	565	1,408	187
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Net revenue	R$ 27,928	R$ 33,111	R$ 30,354